SEI TAX EXEMPT TRUST

Short Duration Municipal Fund
(the "Fund")

Supplement Dated April 27, 2017
to the Class F Prospectus (the "Prospectus") dated December 31, 2016, as amended on
December 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

In the Fund Summary for the Short Duration Municipal Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Western Asset Management Company	S. Kenneth Leech	Since 2017	Chief Investment Officer, Portfolio Manager
	Robert E. Amodeo, CFA	Since 2017	Head of Municipals, Portfolio Manager
	John C. Mooney, CFA	Since 2017	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Short Duration Municipal Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Short Duration Municipal Fund. A team of investment professionals manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. A team of investment professionals dedicated to municipals and led by Robert E. Amodeo, CFA and John C. Mooney, CFA, manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. As Chief Investment Officer, S. Kenneth Leech is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Amodeo and Mooney are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Amodeo joined Western Asset as a Portfolio Manager in 2005, and Mr. Mooney joined Western Asset as Portfolio Manager in 2005.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1096 (4/17)

SEI TAX EXEMPT TRUST

Short Duration Municipal Fund
(the "Fund")

Supplement Dated April 27, 2017
to the Class Y Prospectus (the "Prospectus") dated December 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

In the Fund Summary for the Short Duration Municipal Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Western Asset Management Company	S. Kenneth Leech	Since 2017	Chief Investment Officer, Portfolio Manager
	Robert E. Amodeo, CFA	Since 2017	Head of Municipals, Portfolio Manager
	John C. Mooney, CFA	Since 2017	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Short Duration Municipal Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Short Duration Municipal Fund. A team of investment professionals manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. A team of investment professionals dedicated to municipals and led by Robert E. Amodeo, CFA and John C. Mooney, CFA, manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. As Chief Investment Officer, S. Kenneth Leech is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Amodeo and Mooney are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Amodeo joined Western Asset as a Portfolio Manager in 2005, and Mr. Mooney joined Western Asset as Portfolio Manager in 2005.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1097 (4/17)

SEI TAX EXEMPT TRUST

Short Duration Municipal Fund
(the "Fund")

Supplement Dated April 27, 2017
to the Statement of Additional Information ("SAI") dated December 31, 2016, as amended on December 31, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

WESTERN ASSET MANAGEMENT COMPANY—Western Asset Management Company ("Western Asset") serves as a Sub-Adviser to a portion of the assets of the Short Duration Municipal Fund. Western Asset is wholly owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western Asset was founded in 1971 and specializes in the management of fixed income funds.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Western Asset

Compensation. SIMC pays Western Asset a fee based on the assets under management of the Short Duration Municipal Fund as set forth in an investment sub-advisory agreement between Western Asset and SIMC. Western Asset pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Short Duration Municipal Fund. The following information relates to the period ended January 31, 2017.

Ownership of Fund Shares. As of January 31, 2017, Western Asset's portfolio managers did not beneficially own any shares of the Short Duration Municipal Fund.

Other Accounts. As of January 31, 2017, in addition to the Short Duration Municipal Fund, Western Asset's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
S. Kenneth Leech	103	$150,298	268		$88,884	615		$190,538
	0	$0	7	*	$1,631	29	*	$11,912
Robert E. Amodeo, CFA	21	$14,235	1		$117	13		$4,173
John C. Mooney, CFA	0	$0	1		$117	11		$2,366

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of the Short Duration Municipal Fund's trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Short Duration Municipal Fund's trades.

Western Asset has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio's trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing and possible market impact of a portfolio's trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, Western Asset or an affiliate has an interest in the account. Western Asset has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines and portfolio composition versus strategy.

With respect to securities transactions, Western Asset determines which broker or dealer to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), Western Asset may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western Asset's team approach to portfolio management and block trading approach works to limit this potential risk.

Western Asset also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log, which is reviewed on a regular basis for possible issues.

Employees of Western Asset have access to transactions and holdings information regarding client accounts and Western Asset's overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, Western Asset maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of Western Asset's business. The Code of Ethics is administered by the Legal & Compliance Department and monitored through Western Asset's compliance monitoring program.

Western Asset may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE 16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1098 (4/17)